Long term investments (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Long term investments
Equity method investees	¥ 144,464	¥ 69,828
Equity securities measured at fair value	44,260	112,115
Equity securities without readily determinable fair values	170,405	87,750
Long term investments	¥ 359,129	¥ 269,693